General Company Information	12 Months Ended
Dec. 31, 2021
General Company Information
General Company Information

Note 1. General Company Information

Evaxion Biotech A/S (the “Company” or “Evaxion”) is an artificial intelligence (“AI”)-immunology platform company that uses its proprietary AI technology, engineering expertise and drug development know-how to simulate the human immune system and generate predictive models to identify and develop efficacious immunotherapies for patients in the global market. Unless the context otherwise requires, references to the “Company,” “we,” “us,” and “our”, refer to Evaxion Biotech A/S and its subsidiaries.

Evaxion is a public limited liability company incorporated and domiciled in Denmark with its registered office located at Dr. Neergaards Vej 5f, DK-2970 Hoersholm, Denmark.

On February 5, 2021, the Company completed an initial public offering (“IPO”), which resulted in the listing of American Depository Shares (“ADS”) representing the company’s ordinary shares, under the symbol “EVAX” in the United States on the NASDAQ Capital Market. Through the IPO, the Company sold 3,000,000 ADSs, each of which represents one ordinary share, at a price to the public of $10.00 per ADS. The Company received net proceeds of $25.3 million from the IPO, after deducting the underwriting discounts and commissions and offering expenses. Upon the completion of the IPO, authorized share capital consists of 3,000,000 shares of ordinary shares, par value DKK 1 per share.

On November 9, 2021, the Company completed a follow-on public offering through which we issued and sold 3,942,856 ADSs, each of which represents one ordinary share, at a price to the public of $7.00 per ADS. The shares issued were inclusive of the 514,285 ADSs issued to the underwriters pursuant to the full exercise of their option to purchase additional shares on November 5, 2021. The Company received aggregate net proceeds of $24.9 million from the follow-on public offering, which includes the funds received for the additional shares issued to the underwriters, after deducting the underwriting discounts and commissions and estimated offering expenses payable by us. Upon the completion of the follow-on public offering, the Company’s registered, issued, and outstanding share capital was nominal DKK 23,141,524.

At year end, due to warrant exercise, the outstanding share capital was nominal DKK 23,203,808.

The consolidated financial statements of Evaxion Biotech and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2021, were approved, and authorized for issuance, by the Board of Directors on March 31, 2022.

Basis of Going Concern

The Company’s Board of Directors has, at the time of approving the consolidated financial statements, a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Based on the Company’s net proceeds secured through its recent IPO and follow-on public offering, together with access to its EIB loan, of which the Company has already received the proceeds from tranche no. 1 of €7 million on February 17, 2022, and the current cash on hand will allow the Company to meet its liabilities as they fall due for at least 12 months from the issuance of this Form 20-F. Thus, these consolidated financial statements are prepared on a going concern basis of accounting.

Emerging Growth Company Status

Evaxion is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company has elected to take advantage of specified reduced reporting and regulatory requirements in contrast to those otherwise applicable generally to public companies. This provision includes the exemption from the auditor attestation requirement in the assessment of the Company’s internal control over financial reporting pursuant to Section 404 the Sarbanes-Oxley Act of 2002, or the Sarbanes-Oxley Act.

Evaxion will remain an emerging growth company until the earliest of (i) the last day of the first fiscal year (a) following the fifth anniversary of the completion of the global offering, (b) in which its annual gross revenue totals at least $1.07 billion or (c) when the Company is deemed to be a large accelerated filer, which means the market value of the Company’s ordinary shares that is held by non-affiliates exceeds $700.0 million as of the prior June 30th and (ii) the date on which the Company has issued more than $1.0 billion in non-convertible debt securities during the prior three-year period.

COVID 19

In December 2019, a novel strain of coronavirus (“COVID-19”) was reported in Wuhan, China and on March 11, 2020 the World Health Organization declared COVID-19 a pandemic. The COVID-19 pandemic has resulted in a widespread health crisis and numerous disease control measures being taken to limit its spread. As the pandemic unfolds throughout the world, the healthcare systems of the countries in which the Company is conducting its studies have experienced great disruption. Governments have instituted quarantining and mandated business and school closures. Travel has been severely restricted.

The Company has closely been monitoring the impact of COVID-19. The Company’s top priority remained the health and safety of its staff and the patients in the studies. The Company maintains compliance with government and health authorities.

The Company has worked closely with laboratories and investigators to ensure safe continuation and working requirements of our ongoing research activities and human clinical trials. The Company has not experienced a materially negative impact from COVID 19. As of December 31, 2021, the impact of the COVID-19 pandemic continues to unfold. As events continue to evolve and additional information becomes available, our estimates may change materially in the future.

While business travel has been limited, the Company has remained active and effective in the process of raising capital with institutional investors by conducting key meetings on a virtual basis.